Stock-Based Compensation and Warrant Units - Summary of Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Sep. 24, 2022 $ / shares shares
Shares
Balance at beginning of period (in shares) | shares	0
Granted (in shares) | shares	14,363,196
Vested (in shares) | shares	(1,831,505)
Forfeited (in shares) | shares	(166,104)
Balance at end of period (in shares) | shares	12,365,587
Weighted Average Grant Date Fair Value
Balance at beginning of period (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	15.81
Vested (in dollars per share) | $ / shares	15.81
Forfeited (in dollars per share) | $ / shares	15.81
Balance at end of period (in dollars per share) | $ / shares	$ 15.81